Expense Example - Morgan Stanley Europe Opportunity Fund, Inc. - Classes A, L, I and C - Europe Opportunity Fund, Inc.	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 658
Expense Example, with Redemption, 3 Years	1,005
Expense Example, with Redemption, 5 Years	1,375
Expense Example, with Redemption, 10 Years	2,412
Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	705
Expense Example, with Redemption, 5 Years	1,244
Expense Example, with Redemption, 10 Years	2,717
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	767
Expense Example, with Redemption, 10 Years	1,732
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	318
Expense Example, with Redemption, 3 Years	780
Expense Example, with Redemption, 5 Years	1,369
Expense Example, with Redemption, 10 Years	$ 2,731